ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES	12. ACCRUED EXPENSES

(in thousands of $)	2012	2011
Interest payable	1,522	1,653
Accrued operating expenses	104	376
Accrued voyage expenses	33	1,407
	1,659	3,436